Consolidated Statements of Operations - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenues	$ 21,044,467	$ 15,678,248
Cost of goods sold	13,310,331	10,750,061
Gross profit	7,734,136	4,928,187
Research and development expenses, net	992,375	666,479
Selling, general and administrative expenses	7,380,309	5,613,473
Business acquisition expenses	0	162,125
Total operating expenses	8,372,684	6,442,077
Operating loss	(638,548)	(1,513,890)
Other income (expense)
Interest expense	(218,927)	(155,658)
Gain on forgiveness of bank note	0	0
Gain on revaluation of contingent earn-out liability	714,798	742,084
Loss before provision for income taxes	(142,677)	(927,464)
Provision for income taxes	1,936	952
Net loss	$ (144,613)	$ (928,416)